NATIXIS FUNDS

Supplement dated June 1, 2020 to the Statement of Additional Information dated, February 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Strategic Income Fund

Effective June 1, 2020, the fourth paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

These entities may in turn disclose portfolio holdings information to its affiliates and third parties in connection with the provision of services to the Funds. Although each Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Fund’s officers determine on a case-by-case basis whether it is appropriate for the Fund to rely on such common law, professional or statutory duties. The Fund’s Board exercises oversight of the disclosure of the Fund’s portfolio holdings by, among other things, receiving and reviewing reports from the Fund’s chief compliance officer regarding any material issues concerning the Fund’s disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (6) above. Notwithstanding the above, there is no assurance that the Fund’s policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

LOOMIS SAYLES FUNDS

Supplement dated June 1, 2020 to the Statement of Additional Information dated, February 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Institutional High Income Fund

Effective June 1, 2020, the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

With respect to items (2) through (5) above, disclosure is made pursuant to procedures that have been approved by the Board, and may be made by employees of each Fund’s Adviser, administrator or custodian. With respect to (6) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are Donnelley Financial Solutions (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-PORT filing and other related items, Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings for the Funds, Bloomberg (daily disclosure of full portfolio holdings, provided next business day) for the purpose of performing attribution analysis and certain portfolio analytics for the Adviser and principal underwriter with respect to all of the Funds except Loomis Sayles Fixed Income Fund and Loomis Sayles Investment Grade Fixed Income Fund, Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ U.S. federal income and excise tax returns, ICE Data Services (daily disclosure of full portfolio holdings, provided next business day), for the purpose of liquidity classification of investments, Robert W. Baird & Co., (generally on a monthly basis, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of helping the Adviser perform technical analysis on portfolio securities with respect to the Loomis Sayles Small Cap Growth Fund and the Loomis Sayles Small/Mid Cap Growth Fund and William O’Neil + Co., (generally on a monthly basis, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of providing software that helps the Adviser analyze new and existing portfolio securities via technical and fundamental analysis with respect to the Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund and the Loomis Sayles Small/Mid Cap Growth Fund. These entities may in turn disclose portfolio holdings information to its affiliates and third parties in connection with the provision of services to the Funds. Although each Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. Each Fund’s officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund’s chief compliance officer regarding any material issues concerning the Fund’s disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (6) above.

LOOMIS SAYLES FUNDS

Supplement dated June 1, 2020 to the Statement of Additional Information dated, February 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles High Income Opportunities Fund	Loomis Sayles Securitized Asset

Effective June 1, 2020, the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

With respect to items (2) through (6) above, disclosure is made pursuant to procedures that have been approved by the Board and may be made by employees of the Adviser and each Fund’s administrator or custodian. With respect to (7) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are Donnelley Financial Solutions (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purposes of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-PORT filings and other related items, Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings for the Funds, Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ U.S. federal income and excise tax returns and ICE Data Services (daily disclosure of full portfolio holdings, provided next business day) for the purpose of liquidity classification of investments. These entities may in turn disclose portfolio holdings information to its affiliates and third parties in connection with the provision of services to the Funds. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. Each Fund’s officers determine on a case by case basis whether it is appropriate for the Fund to rely on such common law, professional or statutory duties. The Board exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund’s chief compliance officer regarding any material issues concerning each Fund’s disclosure of portfolio holdings or from officers of the Funds in connection with proposed new exceptions or new disclosures pursuant to item (7) above.